Property, plant and equipment (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 901,000	£ 354,000	£ 2,176,000	£ 925,000
Disposals			0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions			20,553,000
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions			13,818,000
Reclassification of assets			1,049,000
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			377,000
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			807,000
Cost | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			407,000
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			5,144,000
Reclassification of assets			1,049,000
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment			£ 2,176,000